UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1.	Reports to Stockholders.

Investment Adviser:

AIG Asset Management (U.S.) , LLC

180 Maiden Lane

New York, NY 10038

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public

Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1700

2001 Market Street

Philadelphia, PA 19103

For information call: 1-800-845-3885

This information must be preceded or accompanied by a current prospectus.

AIG-SA-008-0300

AIG

MONEY MARKET FUND

Semi-Annual Report

April 30, 2014

Advised by

AIG Asset Management (U.S.), LLC

AIG MONEY MARKET FUND

The AIG Money Market Fund (the “Fund”) is a money market mutual fund that offers investors a convenient and economical way to invest in a professionally managed diversified portfolio of U.S. dollar denominated short-term high quality securities. The Fund’s investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. It is also a fundamental policy of the Fund to maintain a stable share price of US $1.00.

There is no assurance that the Fund will achieve its investment objective or that it will be able to maintain a constant share price of US $1.00 on a continuous basis. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is offered by prospectus through its distributor.

Schedule of Investments	AIG Money Market Fund
April 30, 2014 (Unaudited)

SECTOR WEIGHTINGS*

*	Percentages are based on total investments.

Face Amount (000)		Value (000)
Commercial Paper (A) (36.0%)
	Bank of New York Mellon
$15,000	0.050%, 05/01/14 (B)	$15,000
	Canadian Imperial Holdings
15,000	0.060%, 05/01/14	15,000
	Cargill Global Funding
10,000	0.070%, 05/12/14 (B)	10,000
	Colgate-Palmolive
10,000	0.050%, 05/05/14 (B)	10,000
	Emerson Electric
3,980	0.090%, 05/08/14 (B)	3,980
	John Deere Bank
4,000	0.090%, 05/19/14 (B)	4,000
4,000	0.080%, 05/14/14 (B)	4,000
	John Deere Financial
3,000	0.080%, 05/07/14 (B)	3,000
	Kimberly-Clark Worldwide
4,000	0.065%, 05/15/14 (B)	4,000
	Lloyds Bank
15,000	0.070%, 05/06/14	15,000
	National Australia Funding Delaware
15,000	0.050%, 05/01/14 (B)	15,000
	Novartis Finance
10,000	0.060%, 05/01/14 (B)	10,000
	Philip Morris International
10,000	0.090%, 05/14/14 (B)	9,999
	Toyota Motor Credit
10,000	0.050%, 05/01/14	10,000
	U.S. Bank N.A.
15,000	0.150%, 05/05/14	15,000

Face Amount (000)		Value (000)
Commercial Paper (A) — continued
	United Overseas Bank
$250	0.110%, 05/13/14 (B)	$250
	Total Commercial Paper (Cost $144,229)	144,229
Certificates of Deposit (23.7%)
	Bank of Montreal IL
15,000	0.060%, 05/01/14	15,000
	Bank of Tokyo-Mitsubishi UFJ NY
15,000	0.100%, 05/07/14	15,000
	Nordea Bank Finland
15,000	0.070%, 05/06/14	15,000
	Sumitomo Mitsui Banking
15,000	0.100%, 05/05/14	15,000
10,000	0.080%, 05/09/14	10,000
	Swedbank
15,000	0.080%, 05/06/14	15,000
	Toronto Dominion
10,000	0.090%, 05/15/14	10,000
	Total Certificates of Deposit (Cost $95,000)	95,000
Time Deposits (20.4%)
	Australia & New Zealand Bank
18,000	0.090%, 05/01/14	18,000
	DNB Norbank
15,645	0.050%, 05/01/14	15,645
	Mizuho Bank
18,000	0.170%, 05/01/14	18,000
	Skandinav Enskilda Bank
15,000	0.070%, 05/01/14	15,000
	Svenska Handelsbank
15,000	0.060%, 05/01/14	15,000
	Total Time Deposits (Cost $81,645)	81,645

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	AIG Money Market Fund
April 30, 2014 (Unaudited)

Face Amount (000)		Value (000)
Repurchase Agreement (C) (19.9%)
$80,000	Deutsche Bank
	0.050%, dated 05/01/14, repurchase price $80,000,811 (collateralized by various FCSB/FHLB/FMAC/FNMA obligations ranging in par value $4,000-$30,021,000, 0.000%-7.250%, 05/07/14-11/02/35, with a total market value of $81,600,828)	$80,000
	Total Repurchase Agreement (Cost $80,000)	80,000
	Total Investments (100.0%) (Cost $400,874)	$400,874

Percentages are based on net assets of $400,955 (000).

(A)	Discount notes. The rate reported is the effective yield at time of purchase.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On April 30, 2014, the value of these liquid securities amounted to $89,229 (000) representing 22.3% of the net assets of the Fund.
(C)	Tri-Party Repurchase Agreement.

FCSB	Federal Farm Credit Banks Consolidated Systemwide Bonds
FHLB	Federal Home Loan Bank
FMAC	Freddie Mac Mortgage-Backed Securities
FNMA	Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000)	AIG Money Market Fund
As of April 30, 2014 (Unaudited)

Assets:
Investments at Value (Cost $320,874)	$320,874
Repurchase Agreement at Value (Cost $80,000)	80,000
Cash	8
Interest Receivable	1
Prepaid Expenses	96

Total Assets	400,979

Liabilities:
Payable due to Administrator	5
Chief Compliance Officer Fees Payable	3
Payable due to Trustees	2
Other Accrued Expenses	14

Total Liabilities	24

Net Assets	$400,955

Net Assets Consist of:
Paid-in Capital	$400,969
Accumulated Net Realized Loss on Investments	(14)

Net Assets	$400,955

Net Asset Value, Offering and Redemption Price Per Share — Class A Shares (unlimited authorization — no par value) ($400,954,594 ÷ 401,000,688)(1)	$1.00

(1)	Net Assets and Shares have not been rounded.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000)	AIG Money Market Fund
For the six months ended April 30, 2014 (Unaudited)

Investment Income:
Interest Income	$327

Total Investment Income	327

Expenses:
Investment Advisory Fees	1,019
Administration Fees	199
Trustees’ Fees	6
Chief Compliance Officer Fees	4
Transfer Agent Fees	31
Professional Fees	25
Registration and Filing Fees	20
Custodian Fees	16
Printing Fees	6
Insurance and Other Fees	20

Total Expenses	1,346
Less:
Waiver of Investment Advisory Fees	(1,019)
Waiver of Administration Fees	(50)

Net Expenses	277

Net Investment Income	50

Net Increase in Net Assets Resulting From Operations	$50

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000)	AIG Money Market Fund
For the six months ended April 30, 2014 (Unaudited) and the year ended October 31, 2013

	11/01/13 to 04/30/14	11/01/12 to 10/31/13
Operations:
Net Investment Income	$50	$1,134
Net Realized Gain on Investments	—	2

Increase in Net Assets Resulting from Operations	50	1,136

Dividends:
Net Investment Income	(50)	(1,134)

Total Dividends	(50)	(1,134)

Capital Share Transactions (at $1.00 per share):
Class A
Issued	76,431,361	73,157,125
Reinvestment of Dividends	50	1,133
Redeemed	(76,784,409)	(74,963,700)

Net Decrease in Net Assets from Capital Share Transactions	(352,998)	(1,805,442)

Total Decrease in Net Assets	(352,998)	(1,805,440)

Net Assets:
Beginning of Period	753,953	2,559,393

End of Period	$400,955	$753,953

Undistributed Net Investment Income	$—	$—

The accompanying notes are an integral part of the financial statements.

Financial Highlights	AIG Money Market Fund
For a share outstanding throughout each period

For the six months ended April 30, 2014 (Unaudited) and the years ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income		Net Realized Gain (Loss) on Investments		Total from Operations		Dividends from Net Investment Income		Total Dividends		Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets

AIG Money Market Fund

Class A
2014‡	$1.00	$—	*	$—		$—	*	$—	*	$—	*	$1.00	0.01%	$400,955	0.07%	0.33%	0.01%
2013	1.00	—	*	—	*	—	*	—	*	—	*	1.00	0.05	753,953	0.07	0.31	0.05
2012	1.00	—	*	—		—	*	—	*	—	*	1.00	0.09	2,559,393	0.07	0.31	0.10
2011	1.00	—	*	—		—	*	—	*	—	*	1.00	0.10	2,864,736	0.08	0.30	0.10
2010	1.00	—	*	—	*	—	*	—	*	—	*	1.00	0.19	7,873,986	0.08	0.29	0.19
2009	1.00	—	*	—		—	*	—	*	—	*	1.00	0.30	3,947,503	0.09	0.30	0.30

†	Total return would have been lower had certain fees not been waived by the Adviser and Administrator. Total Return is for the period indicated and has not been annualized.

‡	For the six month period ended April 30, 2013. All ratios have been annualized.

*	Amounts represent less than $0.01 per share

Note (unaudited): The 7-day current and effective annualized yield for Class A, as of April 30, 2014, is 0.00%.

The total return in the above table does not reflect the deduction of taxes on Fund distributions that the shareholder may be required to pay based on his/her tax bracket.

Amounts designated as “—” are either $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements	AIG Money Market Fund
April 30, 2014 (Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 50 funds. The financial statements herein are those of the AIG Money Market Fund (the “Fund”), which offers one class of shares: Class A. The investment objective of the Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The AIG Money Market Fund seeks to preserve the value of the shareholders’ investment at $1.00 per share, although there is no assurance that this will be so on a continuing basis and it is possible to lose money. Money market fund shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Investment securities are stated at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income using the effective interest method.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2014, all the investments for the Fund are classified as Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the six months ended April 30, 2014, there were no Level 3 securities. For details of investment classifications, reference the Schedule of Investments.

For the six months ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

Notes to Financial Statements	AIG Money Market Fund
April 30, 2014 (Unaudited)

For the six months ended April 30, 2014, there have been no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Interest income is recognized on the accrual basis from settlement date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

The Fund values its investments using the amortized cost method, as permitted by Rule 2a-7 of the 1940 Act, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by AIG Asset Management (U.S.), LLC (the “Adviser”), an indirect, wholly owned subsidiary of American International Group, Inc. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”) and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

Notes to Financial Statements	AIG Money Market Fund
April 30, 2014 (Unaudited)

4.	Administration, Distribution, Transfer Agency, and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.05% of the Fund’s average daily net assets up to and including $1 billion and 0.03% of the Fund’s average daily net assets in excess of $1 billion. There is a minimum annual fee of $110,000 plus $15,000 for each additional class.

The Fund and the Administrator entered into an agreement dated May 20, 2005 whereby the Administrator agreed to pay the Fund’s transfer agency expenses up to a maximum of $110,000 annually to the extent aggregate annual average net assets of the Fund remain greater than $500 million. A waiver of the Administration fee on a dollar for dollar basis will offset transfer agency expenses billed to the Fund. For the six months ended April 30, 2014 the Administrator agreed to voluntarily waive an additional portion of its fee. The total amount of Administration fees waived for the six months ended April 30, 2014 was $49,572.

The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Adviser receives an annual fee equal to 0.25% of the Fund’s average daily net assets. Effective May 23, 2013, the Adviser has voluntarily agreed to waive 0.25% of its investment advisory fee. Effective August 3, 2012 though May 22, 2013, the Adviser had voluntarily agreed to waive 0.22% of its investment advisory fee. For the period from December 8, 2011 through August 2, 2012, the Adviser had voluntarily agreed to waive 0.25% of its investment advisory fees. For the period from November 1, 2011 through December 7, 2011, the Adviser had voluntarily agreed to waive 0.215% of its investment advisory fees. In addition, the Adviser has voluntarily agreed to further reduce fees to the extent necessary to ensure that total annual operating expenses do not exceed 0.40% of the Fund’s average daily net assets. For the six months ended April 30, 2014, the waiver amount totaled $1,018,673 and is included in the Fund’s Statement of Operations. Fee waivers are voluntary and may be terminated at any time. The Adviser does not have the ability to recapture previously waived fees or reimbursed expenses.

6.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. There were no permanent differences for the year ended October 31, 2013.

The tax character of dividends and distributions declared during the years ended October 31, 2012 and October 31, 2013 were as follows:

Year	Ordinary Income (000)
2013	$1,134
2012	$1,838

Notes to Financial Statements	AIG Money Market Fund
April 30, 2014 (Unaudited)

As of October 31, 2013, the components of accumulated losses on a tax basis were as follows (000):

Undistributed Ordinary Income	$10
Capital Loss Carryforwards	(14)
Other Temporary Differences	(10)

Total Accumulated Losses	$(14)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2013, the Fund had $14,218 of capital loss carryforwards expiring in 2015. For the year ended October 31, 2013, the Fund utilized $2,278 of capital loss carryforwards. As of April 30, 2014, the cost of securities for Federal tax purposes equals the cost located in the Schedule of Investments.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

7.	Concentration of Credit Risk:

The Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at April 30, 2014, is as follows (unaudited):

S & P		Moody’s
A1+	96.3%	P1	100%
A1	3.7		—

	100.0%		100.0%

8.	Other:

At April 30, 2014, 31% of total shares outstanding were held by two record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments, other than those disclosed below, were required to be made to the financial statements.

On June 25, 2014, the Board of Trustees approved the termination and liquidation of the Fund. The Fund is expected to cease operations and liquidate on or about August 31, 2014. The Fund will be closed to investment by new and existing shareholders effective June 30, 2014.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return. You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/13	Ending Account Value 04/30/14	Annualized Expense Ratios	Expenses Paid During Period*
AIG Money Market Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.07%	$0.34
Hypothetical 5% Return
Class A	$1,000.00	$1,024.46	0.07%	$0.34

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the year, multiplied by 181/365 (to reflect the one-half year period shown).

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-845-3885; and (ii) on the Commission’s website at http://www.sec.gov.

Most current yield information may be obtained by calling 1-800-845-3885 or 1-800-249-7445.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

By (Signature and Title)	/s/ James F. Volk
James F. Volk Treasurer, Controller & CFO

Date: July 7, 2014